Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	€ 2	€ 9
Actuarial (gains)/losses due to changes in financial assumptions	14	(213)
Experience (gains) losses	14	27
Return on plan assets		117
Change in asset ceiling	1
Remeasurements	31	(60)	€ (119)
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	1
Actuarial (gains)/losses due to changes in financial assumptions	4	(34)
Experience (gains) losses		8
Remeasurements	5	(26)
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	1	9
Actuarial (gains)/losses due to changes in financial assumptions	8	(144)
Experience (gains) losses	15	17
Return on plan assets		117
Change in asset ceiling	1
Remeasurements	25	(1)
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in financial assumptions	2	(35)
Experience (gains) losses	(1)	2
Remeasurements	€ 1	€ (33)